Staff numbers and costs (Tables)	12 Months Ended
Jun. 30, 2025
Staff Numbers And Costs
Schedule of average number of employee

The average number of employees (including directors) during the period was:

	Year Ended June 30
	2025	2024	2023
Sales and Business Development	11	4	11
Central Services and Management	14	10	18
Production	16	46	64
Total	41	60	93

Schedule of aggregate remuneration costs

Their aggregate remuneration costs comprised:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Salaries, wages and incentives	1,025	2,045	5,465
Social security costs	21	362	430
Pension contributions	35	175	369
Short-term compensated absences	8	39	366
Total	1,089	2,621	6,630

Schedule of key management personnel expenses

Key Management Personnel:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Salaries, wages and incentives	597	957	1,120
Social security costs	-	6	38
Pension contributions	16	35	60
Total	613	998	1,218